TRADE AND OTHER RECEIVABLES - Movements in the allowance for expected credit losses (Details) - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of January 1	$ 159	$ 225
Accruals for expected credit losses	44	35
Recoveries	(6)	(9)
Accounts receivable written off	(64)	(28)
Reclassifications	(4)	0
Reclassification as held for sale	(28)	(56)
Foreign currency translation adjustment	(15)	(4)
Other movements	(2)	(4)
December 31	$ 84	$ 159